Shareholder Fees	Mar. 29, 2026
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Class A Chares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.
[2]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.
[3]	Class Y shares are not currently offered. “Other Expenses” for Class Y shares are estimated based on “Other Expenses” for Class A shares and Class I shares.